March 1, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE:        Scudder Gold Fund, a series of Scudder  Mutual Funds,  Inc. (Reg. No.
           33-22059) (811-5565) (the "Fund")


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 29, 2000.

         Comments or questions concerning this certificate may be directed to Robyn Reed at 617-295-2558.



                                                  Very truly yours,


                                                  Scudder Mutual Funds, Inc.


                                         By:      /s/John Millette
                                                  ---------------------
                                                  John Millette
                                                  Secretary